Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Other Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following:

	Estimated Useful Life in Years	As of September 30, 2025			As of December 31, 2024
		Gross Carrying Value	Accumulated Amortization	Intangibles Net	Gross Carrying Value	Accumulated Amortization	Intangibles Net
Amortizable assets:
Customer relationships	1 to 16	$240,780	$(142,684)	$98,096	$240,780	$(126,182)	$114,598
Domain names	7	170	(170)	—	170	(170)	—
Advertising relationships	8	755	(230)	525	100	(100)	—
Internally developed software and other intangibles	0.5 to 10	28,597	(25,607)	2,990	29,042	(23,225)	5,817
Trademarks	3 to 10	19,950	(11,516)	8,434	19,950	(10,019)	9,931
Total		290,252	(180,207)	110,045	290,042	(159,696)	130,346

Non-amortizable assets:
Tradenames		14,600	—	14,600	16,100	—	16,100
Total intangible assets		$304,852	$(180,207)	$124,645	$306,142	$(159,696)	$146,446

Intangible assets consisted of the following:

	Estimated Useful Life in Years	As of December 31, 2024			As of December 31, 2023
		Gross Carrying Value	Accumulated Amortization	Intangibles Net	Gross Carrying Value	Accumulated Amortization	Intangibles Net
Amortizable assets:
Customer relationships	1 to 16	$240,780	$(126,184)	$114,596	$263,661	$(108,630)	$155,031
Domain names	7	170	(170)	—	180	(180)	—
Advertising relationships	8	100	(100)	—	100	(94)	6
Internally developed software and other intangibles	0.5 to 10	29,042	(23,223)	5,819	28,940	(19,603)	9,337
Trademarks	3 to 10	19,950	(10,019)	9,931	20,590	(8,043)	12,547
Total		290,042	(159,696)	130,346	313,471	(136,550)	176,921

Non-amortizable assets:
Tradenames		16,100	—	16,100	21,100	—	21,100
Total intangible assets		$306,142	$(159,696)	$146,446	$334,571	$(136,550)	$198,021

Schedule of Carrying Amount of Goodwill

The changes in the carrying amount of goodwill during the years ended December 31, 2024 and 2023 were as follows:

	Capital Markets	Wealth Management	Communications	Consumer Products	E- Commerce	All Other	Total
Balance as of December 31, 2022	$162,018	$51,195	$193,195	$75,753	$—	$4,779	$486,940
Changes in goodwill during the year:
Acquisition of other businesses	—	—	—	—	—	2,428	2,428
Goodwill impairment	—	—	—	(53,100)	—	—	(53,100)
Other	—	—	672	4,028	—	(3,927)	773
Balance as of December 31, 2023	162,018	51,195	193,867	26,681	—	3,280	437,041
Changes in goodwill during the year:
Acquisition of other businesses	—	—	—	—	56,028	—	56,028
Goodwill impairment	—	—	—	(26,681)	(57,664)	—	(84,345)
Reclassified as held for sale	—	(13,861)	—	—	—	(3,280)	(17,141)
Other	(532)	—	—	—	1,636	—	1,104
Balance as of December 31, 2024	$161,486	$37,334	$193,867	$—	$—	$—	$392,687